Property and Equipment (Details Narative) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - USD ($)	2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Nov. 05, 2018	Dec. 31, 2019	Dec. 31, 2018
Depreciation expense					$ 2,358,000	$ 2,382,000
Brooklyn Immunotherapeutics, LLC [Member]
Depreciation expense		$ 72,909	$ 7,917		20,407
Leasehold improvements					$ 64,461
Brooklyn Immunotherapeutics, LLC [Member] | Successor [Member]
Depreciation expense	$ 1,498
Brooklyn Immunotherapeutics, LLC [Member] | Predecessor [Member]
Depreciation expense				$ 6,888